UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree, Sr.

DUPREE MUTUAL FUNDS 125 South Mill Street, Vine Center, Suite 100 Lexington

KY 40507

(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

Item 1.	Schedule of Investments.

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds — 100% of Net Assets
September 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
66.31% of Net Assets
AL Drinking Water Finance Authority Revolving Fund Loan	4.750%	08/15/2027	NR	$75,000	$76,448
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	175,000	187,236
AL Private College & Universities Facilities Authority Revenue	4.750	09/01/2026	AA-*	500,000	520,485
AL State Board Education Bishop State Community College	4.600	01/01/2021	A1	100,000	100,598
AL State University Revenue General Tuition and Fee	5.250	09/01/2034	Aa3/AA-*	75,000	85,782
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	NR	170,000	170,757
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	NR	130,000	130,524
Albertville AL Warrants	5.000	02/01/2035	AA-*	110,000	124,651
Anniston AL Public Building Authority	5.000	03/01/2032	Aa3/AA-*	400,000	458,516
Auburn University AL General Fee Revenue – Series A	5.000	06/01/2032	Aa2/AA-*	45,000	50,097
Auburn University AL General Fee Revenue – Series A	5.000	06/01/2027	Aa2/AA-*	300,000	336,972
Auburn University AL General Fee Revenue – Series A	5.000	06/01/2033	Aa2/AA-*	420,000	463,306
Auburn University AL General Fee Revenue – Series A	5.000	06/01/2038	Aa2/AA-*	600,000	654,960
Baldwin County AL Water and Sewer Series A General Obligation	5.000	01/01/2025	Aa1/AA+*	295,000	322,771
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA-*	250,000	288,480
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	Aa3/AA-*/A-@	150,000	168,368
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	NR	200,000	198,968
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	Aa3/AA-*	400,000	441,612
Cullman County AL Water Revenue	5.000	05/01/2021	Baa2/A+*	125,000	133,995
Daphne AL Warrants	5.000	04/01/2023	Aa2/AA*	250,000	275,020
Elmore County AL Limited Obligation School Warrants	5.000	02/01/2022	Aa3/AA-*	190,000	203,150
Elmore County AL Public Education Cooperative	5.000	08/01/2032	Aa3	50,000	53,588
Enterprise AL Warrants General Obligation	5.000	10/01/2019	NR	55,000	58,355
Enterprise AL Warrants General Obligation	5.000	10/01/2023	NR	450,000	471,177
Huntsville AL Health Care Authority – Series A	5.000	06/01/2024	A1/BBB*	100,000	105,760
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA+*	375,000	413,389
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1/AA+*	175,000	190,425
Huntsville AL Water Systems Revenue Bonds	5.000	11/01/2033	Aa1/AAA*	300,000	341,589
Jacksonville AL State University Revenue Tuition and Fee	5.125	12/01/2033	AA-*	450,000	497,372
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	Aa2	75,000	75,827
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/01/2029	A+*	275,000	290,736
Lowndes County AL Warrants	5.250	02/01/2037	Aa3/AA-*	250,000	279,865
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa3/AA-*	100,000	113,647
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3/AA-*	285,000	322,546
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa3/AA-*	505,000	557,651
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	Ba2	35,000	35,410
Mobile AL Public Education Building Authority	5.000	03/01/2033	Aa3/AA-*/AA-@	200,000	220,200
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	03/01/2025	Aa1/AAA*	250,000	278,625
Montgomery County AL Warrants	5.000	03/01/2028	Aa1/AA*	175,000	194,222
Montgomery County AL Public Building Authority Revenue	5.000	03/01/2031	Aa2/AA-*	175,000	189,691
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	Aa3	100,000	103,331
Morgan County AL Warrants	5.000	04/01/2029	Aa3	25,000	25,796
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aa3	250,000	259,430
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA-*	375,000	424,384
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3/AA-*	250,000	281,193
Oxford AL Warrants – Series A	5.000	10/01/2036	Aa2	50,000	54,384
Phenix City AL Schools Warrants – Series B	5.000	08/01/2024	A+*	200,000	219,751
Phenix City AL Water & Sewer Revenue	5.000	08/15/2034	Aa3/AA-*/AA-@	275,000	310,780
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aa3/AA-*	50,000	51,244
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aa3/A+*	300,000	330,168
Talladega County AL Industrial Development Revenue	4.700	01/01/2022	Baa3	100,000	101,254
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	Aa3/AA-*	75,000	86,130
Troy AL Public Educational Building Authority Educational	5.250	12/01/2036	Aa3/AA-*	225,000	256,374
Trussville AL Warrants	4.800	10/01/2021	Aa2	85,000	85,868
Tuscaloosa AL Warrants	5.000	01/01/2030	Aa1/AA+*	150,000	159,815
Tuscaloosa AL Public Education Building Authority Student	6.375	07/01/2028	AA-*	250,000	298,532
Tuscaloosa AL Public Education Building Authority Student	6.750	07/01/2033	AA-*	495,000	592,466
University of AL General Revenue – Series A	5.000	07/01/2032	Aa2/AA-*/AA+@	500,000	557,685
University of AL General Revenue – Series A	5.000	07/01/2034	Aa2/AA-*/AA+@	350,000	369,789
University of AL General Revenue – Series A	5.000	07/01/2028	Aa2/AA-*/AA+@	325,000	365,775
University South AL University Revenues Refunding Tuition	5.000	12/01/2029	Aa1/AA+*	105,000	119,132
University of Southern AL University Revenues Facilities	5.000	08/01/2029	Aa1/AA+*	550,000	617,287
University of South AL University Revenues Facilities Capital	4.750	08/01/2033	Aa1/AA+*	100,000	109,365
West Morgan East Lawrence AL Water & Sewer Revenue	4.750	08/15/2030	AA-*	75,000	83,702

					15,946,406

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds — 100% of Net Assets
September 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.60% of Net Assets
AL State Public School & College Authority Capital Improvement	5.000%	12/01/2024	Aa1/AA*	$100,000	$117,853
AL State Public School & College Authority Capital Improvement	5.000	12/01/2025	Aa1/AA*	640,000	747,296
AL State Public Schools & College Authority Refinancing	5.000	05/01/2024	Aa1/AA*/AA+@	125,000	148,558
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2/AA-*	50,000	58,830
Auburn University General Fee Revenue – Series A	5.000	06/01/2036	Aa2/AA-*	150,000	173,006
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Ba2	120,000	120,072
Shelby County AL Board of Education Capital Outlay Warrants	5.000	02/01/2031	Aa2/A*	615,000	702,225

					2,067,840
GENERAL OBLIGATION BONDS
7.74% of Net Assets
AL State – Series A	4.625	09/01/2022	Aa1/AA*	100,000	102,052
Mobile AL Refunding Warrants – Series A	5.000	02/15/2027	Aa2/AA-*	335,000	385,166
Montgomery AL Warrants – Series A	5.000	02/01/2030	Aa2/AA+*	300,000	348,699
Montgomery AL Warrants – Series C General Obligation Unlimited	5.000	01/01/2023	Aa2/AA+*	80,000	89,574
Opelika AL Warrants	5.000	11/01/2031	Aa2/AA*	150,000	177,114
Scottsboro AL Warrants	5.000	07/01/2028	A+*	250,000	287,210
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	A*	100,000	108,668
Tuscaloosa AL Warrants – Series A	5.000	10/15/2034	Aa1/AA+*	175,000	195,568
Tuscaloosa AL Warrants – Series A	5.125	01/01/2039	Aa1/AA+*	150,000	166,341

					1,860,392
MUNICIPAL UTILITY REVENUE BONDS
4.96% of Net Assets
Birmingham AL Waterworks Board Water Revenue – Series A	5.000	01/01/2026	Aa2/AA-*	80,000	92,255
Jasper AL Water Works and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	520,643
Muscle Shoals AL Utilities Board Water & Sewer Revenue	5.750	12/01/2033	AA-*	430,000	499,600
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3/A+*	70,000	80,568

					1,193,066
LEASE REVENUE BONDS
4.85% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	AA+*	125,000	141,946
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	57,880
Anniston AL Public Building Authority Revenue	5.500	05/01/2033	AA-*	200,000	232,536
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	AA-*	400,000	455,283
University of Alabama General Revenue – Series A	5.000	07/01/2034	Aa2/AA-*	250,000	278,208

					1,165,853
PREREFUNDED BONDS
3.69% of Net Assets
AL State Board of Education Revenue Calhoun Community	5.000	05/01/2022	A1	450,000	487,886
Auburn AL Capital Improvement School Warrants	5.000	08/01/2030	Aa2/AA+*	260,000	293,836
Gadsden AL Warrants – Series B	4.600	08/01/2022	NR	100,000	104,565

					886,287
ESCROWED TO MATURITY BONDS
1.51% of Net Assets
West Morgan – East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	Aa3/AA-*	300,000	362,271

					362,271
PUBLIC FACILITIES REVENUE BONDS
1.36% of Net Assets
Etowah County AL Board of Education Capital Outlay Warrants	5.000	09/01/2037	A+*	200,000	224,074
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	A*	95,000	102,316

					326,390

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds — 100% of Net Assets
September 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INDUSTRIAL REVENUE BONDS
.10% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	6.200%	11/01/2020	A*	$25,000	$25,042

					25,042

Total Investments (cost $22,042,422) (See (a) below for further explanation) 99.12% of Net Assets					$23,833,547

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,814,833
Unrealized depreciation	(23,708)

Net unrealized appreciation	$1,791,125

Other Information

The following is a summary of the inputs used, as of September 30, 2012 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	23,833,547
Level 3	Significant Unobservable Inputs	—

$23,833,547

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
September 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
48.49% of Net Assets
Boone County KY Pollution Control Revenue – Dayton Power	4.700%	01/01/2028	A3/BBB+*	$6,195,000	$6,434,808
Boyle County KY College Improvement – Centre College – A	4.750	06/01/2032	Aa3/AA-*	5,330,000	5,736,253
Bullitt County KY School District Finance Corporation	4.500	10/01/2024	Aa3	2,720,000	2,854,830
Campbell & Kenton Counties Sanitary District No. 1	5.000	08/01/2025	Aa2/AA*	2,395,000	2,761,986
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa2/AA*	4,175,000	4,800,081
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa2/AA*	4,385,000	5,004,250
Campbell & Kenton Counties Sanitary District No. 1	5.000	08/01/2037	Aa2/AA*	11,220,000	12,605,558
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aa3	980,000	1,078,911
Franklin County School Building Revenue	4.750	05/01/2027	Aa3	3,570,000	4,006,932
Greater KY Housing Assistance Corporation – Chenowith Woods	6.100	01/01/2024	Baa2/BBB*	415,000	415,540
Hardin County School District Finance Corporation	4.750	06/01/2027	Aa3	1,250,000	1,359,500
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	Baa2/BBB*	8,675,000	8,680,899
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aa2/AA-*	3,770,000	4,105,719
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aa2/AA-*	2,500,000	2,711,875
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aa2/AA-*	7,545,000	8,130,492
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa2/AA-*	5,025,000	5,484,084
Jefferson County KY Health Facilities – Alliant Health	5.125	10/01/2017	Baa2/BBB*/A-@	1,410,000	1,413,074
Jefferson County School District Finance Corporation	4.750	06/01/2027	Aa2/AA-*	3,000,000	3,284,850
KY Asset Liability Commission General Fund	5.000	05/01/2020	Aa3/A+*/AA-@	2,000,000	2,201,980
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aa3/A+*/AA-@	5,600,000	6,097,784
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aa3/A+*/AA-@	5,880,000	6,382,328
KY Asset Liability Commission	5.000	05/01/2025	Aa3/A+*/AA-@	1,000,000	1,085,690
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	Aa2/AA*/AA-@	1,765,000	2,204,044
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2024	Aa2/AA-*	5,445,000	6,301,335
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2026	Aa2/AA-*	6,090,000	6,975,303
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2023	Aa2/AA-*	8,075,000	8,905,756
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2024	Aa2/AA-*	7,405,000	8,141,575
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2025	Aa2/AA-*	3,700,000	4,056,606
KY Economic Development Finance Authority-Christian Care	5.375	11/20/2035	AA+*	1,905,000	2,049,723
KY Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	1,019,930
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	1,010,744
KY Housing Corporation	5.750	07/01/2039	Aaa/AAA*	230,000	239,527
Ky State Property & Building #93	5.250	02/01/2025	Aa3/AA-*/AA-@	7,250,000	8,509,760
KY State Property & Building #93	4.875	02/01/2028	Aa3/AA-*/AA-@	500,000	563,600
KY State Property & Building #93	5.250	02/01/2028	Aa3/AA-*/AA-@	10,500,000	12,163,200
KY State Property & Building #93	5.000	02/01/2029	Aa3/AA-*/AA-@	500,000	568,785
KY State Property & Building #93	5.250	02/01/2029	Aa3/AA-*/AA-@	22,390,000	25,780,742
KY State Property & Building #76	5.500	08/01/2021	Aa3/A+*/AA-@	1,400,000	1,792,630
KY State Property & Building #87	5.000	03/01/2019	Aa3/A+*/AA-@	3,000,000	3,450,660
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/AA-@	5,000,000	5,961,100
KY State Property & Building #83	5.000	10/01/2018	Aa3/A+*/AA-@	17,750,000	21,568,380
KY State Property & Building #83	5.250	10/01/2020	Aa3/A+*/AA-@	24,220,000	30,425,648
KY State Property & Building #84	5.000	08/01/2019	Aa3/A+*/AA-@	10,000,000	12,231,100
KY State Property & Building #84	5.000	08/01/2021	Aa3/A+*/AA-@	310,000	383,882
KY State Property & Building #84	5.000	08/01/2022	Aa3/A+*/AA-@	18,000,000	22,401,540
KY State Property & Building #87	5.000	03/01/2022	Aa3/A+*/AA-@	1,665,000	1,862,752
KY State Property & Building #87	5.000	03/01/2023	Aa3/A+*/AA-@	5,175,000	5,778,043
KY State Property & Building #87	5.000	03/01/2025	Aa3/A+*/AA-@	14,835,000	16,471,152
KY State Property & Building #87	5.000	03/01/2026	Aa3/A+*/AA-@	8,230,000	9,123,120
KY State Property & Building #87	5.000	03/01/2027	Aa3/A+*/AA-@	10,290,000	11,333,818
KY State Property & Building #88	4.750	11/01/2027	Aa3/A+*/AA-@	5,800,000	6,402,620
KY State Property & Building #89	5.000	11/01/2025	Aa3/AA-*/AA-@	5,000,000	5,769,300
KY State Property & Building #89	5.000	11/01/2026	Aa3/AA-*/AA-@	13,390,000	15,384,441
KY State Property & Building #89	5.000	11/01/2027	Aa3/AA-*/AA-@	4,900,000	5,597,025
KY State Property & Building #80	5.250	05/01/2018	Aa3/A+*/AA-@	2,940,000	3,567,866
KY State Property & Building #80	5.250	05/01/2020	Aa3/A+*/AA-@	1,000,000	1,246,170
KY State Property & Building #81	5.000	11/01/2018	A1/A+*/AA-@	1,720,000	1,800,857
KY State Property & Building #81	5.000	11/01/2019	A1/A+*/AA-@	2,385,000	2,490,155
KY State Property & Building #81	5.000	11/01/2020	A1/A+*/AA-@	3,560,000	3,717,779
KY State Property & Building #81	5.000	11/01/2022	A1/A+*/AA-@	3,930,000	4,088,811
KY State Turnpike Economic Development	5.000	07/01/2022	Aa2/AA+*/AA-@	1,625,000	1,795,284
KY State Turnpike Economic Development	5.000	07/01/2023	Aa2/AA+*/AA-@	4,325,000	4,750,883
KY State Turnpike Economic Development	5.000	07/01/2024	Aa2/AA+*/AA-@	3,770,000	4,148,810
KY State Turnpike Economic Development	5.000	07/01/2025	Aa2/AA+*/AA-@	2,000,000	2,186,700
KY State Turnpike Economic Development	5.000	07/01/2026	Aa2/AA+*/AA-@	4,720,000	5,301,126
Laurel County KY School District Finance Corporation	4.625	08/01/2026	Aa3	3,150,000	3,373,335
Laurel County KY School District Finance Corporation	4.750	06/01/2026	Aa3	1,000,000	1,090,810
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*/AA-@	3,270,000	3,637,286
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*/AA-@	3,230,000	3,590,403
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2032	Aa3/AA*/AA-@	4,590,000	4,944,348
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2036	Aa3/AA*/AA-@	2,000,000	2,139,400
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2036	Aa3/AA*/AA-@	1,230,000	1,243,407
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2038	Aa3/AA*/AA-@	12,500,000	13,374,375
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	Aa3/AA*	7,000,000	7,982,310
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2022	Aa3/AA*/AA-@	2,855,000	3,163,340

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
September 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Louisville & Jefferson County KY Metropolitan Sewer	5.000%	05/15/2023	Aa3/AA*/AA-@	$2,990,000	$3,255,632
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	Aa3/AA*/AA-@	3,135,000	3,408,435
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*/AA-@	3,285,000	3,560,874
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*/AA-@	14,000,000	15,119,300
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*	5,185,000	6,015,274
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2023	Aa3/AA-*	2,340,000	2,430,815
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2024	Aa3/AA-*	2,250,000	2,335,073
Louisville & Jefferson County KY Visitors & Convention Center	4.600	12/01/2025	Aa3/AA-*	1,490,000	1,547,752
Louisville & Jefferson County KY Student Housing	5.000	06/01/2025	NR	2,030,000	2,146,400
Northern KY Water District	4.125	02/01/2021	Aa3	1,380,000	1,403,501
Northern KY Water District	4.500	02/01/2022	Aa3	1,385,000	1,469,277
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,882,948
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,183,013
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,163,100
Owensboro Water Revenue	5.000	09/15/2025	Aa3	545,000	622,319
Taylor County Detention Facility	4.750	09/01/2027	Aa3	2,110,000	2,267,575

					490,510,008
PREREFUNDED BONDS
11.00% of Net Assets
Ballard County KY School District Finance Corporation	5.000	06/01/2020	Aa3	1,240,000	1,335,542
Barren County KY School District Finance Corporation	4.750	08/01/2022	Aa3	3,085,000	3,332,139
Boone County KY School District Finance Corporation	5.000	05/01/2023	Aa3	4,070,000	4,366,052
Boone County KY School District Finance Corporation	5.000	05/01/2024	Aa3	4,265,000	4,575,236
Bullitt County KY School District Finance Corporation	4.750	07/01/2022	Aa3	2,440,000	2,620,828
Daviess County KY School District Finance Corporation	5.000	06/01/2021	Aa3	1,155,000	1,242,792
Eastern Kentucky University Consolidated Educational Building	5.000	05/01/2021	A1/A*	1,580,000	1,697,031
Fayette County KY School District Finance Corporation	4.500	03/01/2022	Aa2/AA*	4,100,000	4,173,923
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aa2/AA*	6,985,000	7,791,698
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aa2/AA*	7,340,000	8,187,697
Kenton County KY School District Finance Corporation	5.000	06/01/2021	Aa3	4,055,000	4,366,748
Kenton County KY School District Finance Corporation	5.000	06/01/2023	Aa3	4,465,000	4,808,269
Kenton County KY School District Finance Corporation	5.000	06/01/2024	Aa3	4,665,000	5,023,645
KY State Property & Building #73	5.000	11/01/2021	Aa2/AA-*/AA-@	1,000,000	1,004,390
KY State Property & Building #73	5.000	11/01/2019	Aa2/AA-*/AA-@	1,360,000	1,365,970
KY State Property & Building #73	5.000	11/01/2020	Aa2/AA-*/AA-@	3,255,000	3,269,289
KY State Property & Building #85	5.000	08/01/2020	Aa2/AA-*	5,760,000	6,511,334
KY State Property & Building #85	5.000	08/01/2022	Aa2/AA-*	8,200,000	9,269,608
KY State Property & Building #85	5.000	08/01/2024	Aa2/AA-*	8,300,000	9,382,652
KY State Property & Building #85	5.000	08/01/2025	Aa2/AA-*	2,500,000	2,826,100
Knox County General Obligation	5.625	06/01/2036	NR	2,490,000	2,896,592
Letcher County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,755,000	1,890,539
Letcher County KY School District Finance Corporation	5.000	06/01/2024	Aa3	1,930,000	2,079,054
Louisville & Jefferson Metropolitan Health – St Mary’s	6.125	02/01/2037	Aaa	1,300,000	1,665,183
Louisville KY General Obligation – Series A	5.000	10/01/2020	Aa1/AA+*	4,165,000	4,166,583
Marshall County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,400,000	1,505,924
Montgomery County KY School District Finance Corporation	4.375	04/01/2023	Aa3	3,105,000	3,169,211
Nelson County KY School District Finance Corporation	4.500	04/01/2021	Aa3	1,130,000	1,154,318
Nelson County KY School District Finance Corporation	4.500	04/01/2023	Aa3	2,505,000	2,558,006
Shelby County KY School District Finance Corporation	5.000	05/01/2022	Aa3	1,815,000	1,952,468
Spencer County KY School District Finance Corporation	5.000	07/01/2023	Aa3	1,000,000	1,079,410

					111,268,231
LEASE REVENUE BONDS
10.67% of Net Assets
Bracken County Public Property	5.000	08/01/2029	Aa3	840,000	986,698
Fayette County School District Finance Corporation	5.000	06/01/2031	Aa2/AA*	3,705,000	4,341,223
Franklin County Public Properties Justice Center	5.000	04/01/2029	Aa3	2,630,000	3,039,465
Hardin County School District Finance Corporation	5.000	05/01/2030	Aa3	450,000	516,974
Hardin County School District Finance Corporation	5.000	05/01/2031	Aa3	470,000	536,890
Kenton County School District Finance Corporation	5.000	02/01/2029	Aa3	3,270,000	3,703,504
KY Area Development Districts Financing Lease – Ewing	4.700	06/01/2024	NR	2,625,000	2,702,805
KY Asset Liability Project	5.000	09/01/2021	Aa2/AA*/AA-@	1,570,000	1,936,878
Kentucky Asset Liability Highway Trust	5.000	09/01/2022	Aa2/AA*/AA-@	3,500,000	4,277,420
KY Association of Counties	5.000	02/01/2030	A+*	625,000	706,613
KY Association of Counties	5.000	02/01/2032	A+*	1,000,000	1,123,180
KY Association of Counties	5.000	02/01/2035	A+*	995,000	1,105,176
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2027	Aaa/AAA*/AAA@	2,500,000	3,015,350
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2028	Aaa/AAA*/AAA@	2,000,000	2,401,680
KY State Property & Building #100	5.000	08/01/2027	Aa3/A+*/AA-@	1,110,000	1,317,248
KY State Property & Building #100	5.000	08/01/2028	Aa3/A+*/AA-@	4,000,000	4,729,520
KY State Property & Building #100	5.000	08/01/2029	Aa3/A+*/AA-@	2,500,000	2,940,874
KY State Property & Building #100	5.000	08/01/2030	Aa3/A+*/AA-@	7,980,000	9,353,118
KY State Property & Building #100	5.000	08/01/2031	Aa3/A+*/AA-@	5,100,000	5,938,440
KY State Property & Building #88	5.000	11/01/2024	Aa3/A+*/AA-@	1,355,000	1,526,325
KY State Property & Building #90	5.375	11/01/2023	Aa3/A+*/AA-@	1,200,000	1,409,340
KY State Property & Building #90	5.500	11/01/2028	Aa3/A+*/AA-@	24,805,000	28,802,326
KY State Property & Building #96	5.000	11/01/2029	Aa3/A+*/AA-@	5,000,000	5,846,500
KY State Property & Building #98	5.000	08/01/2021	Aa3/A+*/AA-@	2,505,000	3,053,946

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
September 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #91	5.750%	04/01/2029	A1/A+*/A+@	$210,000	$243,044
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	Aa3/A+*/AA-@	5,000,000	5,616,350
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,472,320
Shelby County KY School District Finance Corporation	5.000	02/01/2028	Aa3	500,000	566,285
Warren County Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,692,271

					107,901,763
TURNPIKES AND TOLL ROAD BONDS
9.65% of Net Assets
KY State Turnpike Economic Development	5.000	07/01/2020	Aa2/AA+*/AA-@	1,000,000	1,206,470
KY State Turnpike Economic Development	5.000	07/01/2025	Aa2/AA+*/AA-@	3,225,000	3,781,216
KY State Turnpike Economic Development	5.000	07/01/2027	Aa2/AA+*/AA-@	9,530,000	11,071,763
KY State Turnpike Economic Development	5.000	07/01/2028	Aa2/AA+*/AA-@	2,460,000	2,859,430
KY State Turnpike Economic Development	5.000	07/01/2026	Aa2/AA+*/AA-@	4,440,000	5,330,752
KY State Turnpike Economic Development	5.000	07/01/2027	Aa2/AA+*/AA-@	3,080,000	3,678,475
KY State Turnpike Economic Development	5.000	07/01/2029	Aa2/AA+*/AA-@	10,035,000	11,949,878
KY State Turnpike Economic Development	5.000	07/01/2025	Aa2/AA+*/AA-@	3,775,000	4,609,351
KY State Turnpike Economic Development	5.000	07/01/2029	Aa2/AA+*/AA-@	5,165,000	6,210,809
KY State Turnpike Economic Development	5.000	07/01/2030	Aa2/AA+*/AA-@	1,845,000	2,197,709
KY State Turnpike Economic Development	5.000	07/01/2028	Aa2/AA+*/AA-@	9,930,000	12,212,411
KY State Turnpike Economic Development	5.000	07/01/2030	Aa2/AA+*/AA-@	1,465,000	1,783,169
KY State Turnpike Economic Development	5.000	07/01/2031	Aa2/AA+*/AA-@	9,350,000	11,308,545
KY State Turnpike Economic Development	5.000	07/01/2029	Aa2/AA+*/AA-@	7,235,000	8,841,459
KY State Turnpike Economic Development	5.000	07/01/2032	Aa2/AA+*/AA-@	8,755,000	10,546,886

					97,588,323
MUNICIPAL UTILITY REVENUE BONDS
5.92% of Net Assets
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	A+*	1,045,000	1,056,704
KY Rural Water Finance Corporation	5.125	02/01/2035	A+*	525,000	588,446
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2021	Aa3/AA*	2,865,000	3,480,144
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2023	Aa3/AA*	2,500,000	2,972,275
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2034	Aa3/AA*/AA-@	23,380,000	27,109,811
Louisville & Jefferson County Waterworks	5.000	11/15/2027	Aaa/AAA*	2,000,000	2,258,720
Louisville & Jefferson County KY Waterworks & Water System	5.000	11/15/2031	Aaa/AAA*	10,695,000	11,992,304
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	4,121,905
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,192,380
Northern KY Water District	5.000	02/01/2027	Aa3	4,315,000	5,125,530

					59,898,219
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.62% of Net Assets
KY Development Finance Authority – King’s Daughters	5.000	02/01/2030	A1/A+*/A+@	4,000,000	4,358,280
KY Development Finance Authority – Baptist Healthcare	5.375	08/15/2024	A1/AA-@	1,205,000	1,383,376
KY Development Finance Authority – Baptist Healthcare	5.625	08/15/2027	A1/AA-@	4,855,000	5,599,369
KY Development Finance Authority – Catholic Health	5.000	05/01/2029	Aa2/AA*/AA@	2,500,000	2,613,650
KY Development Finance Authority – Catholic Health	5.000	05/01/2029	Aa2/AA*/AA@	2,410,000	2,696,260
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2030	Aa2/AA*/AA@	1,000,000	1,150,500
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2031	Aa2/AA*/AA@	2,750,000	3,149,108
KY Development Finance Authority – St. Elizabeth	5.125	05/01/2029	AA-*/AA-@	2,750,000	3,083,108
KY Development Finance Authority – St. Elizabeth	5.375	05/01/2034	AA-*/AA-@	2,560,000	2,849,842
KY Development Finance Authority – Catholic Health	5.125	10/01/2021	A1/AA-*/AA-@	1,000,000	1,005,170
Louisville & Jefferson Metropolitan Government Health	5.000	10/01/2026	A-*/A-@	575,000	610,529
Louisville & Jefferson County Metropolitan Health – Norton	5.000	10/01/2030	A-*/A-@	2,000,000	2,117,420
Louisville & Jefferson County Metropolitan Health – Norton	5.250	10/01/2036	A-*/A-@	3,460,000	3,621,305
Pike County KY Mortgage Revenue – Phelps Regional Health	5.650	09/20/2027	NR	2,420,000	2,422,299

					36,660,216
ESCROWED TO MATURITY BONDS
3.54% of Net Assets
Jefferson County KY Health Facilities – Alliant Health	5.125	10/01/2017	BBB*	3,980,000	4,266,600
Jefferson County KY Health Facilities – Alliant Health	5.125	10/01/2018	BBB*	29,605,000	31,527,549

					35,794,149
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.35% of Net Assets
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	7,380,000	7,482,361
KY Housing Corporation	4.950	01/01/2033	Aaa/AAA*	2,665,000	2,691,917
KY Housing Corporation	4.750	07/01/2032	Aaa/AAA*	1,265,000	1,323,418
KY Housing Corporation	4.875	07/01/2023	Aaa/AAA*	1,535,000	1,629,418
KY Housing Corporation	4.750	07/01/2035	Aaa/AAA*	4,140,000	4,381,817
KY Housing Corporation	5.375	07/01/2033	Aaa/AAA*	4,175,000	4,467,000
KY Housing Corporation	5.450	07/01/2038	Aaa/AAA*	2,975,000	3,141,421
KY Housing Corporation	4.900	07/01/2028	Aaa/AAA*	2,000,000	2,120,740
KY Housing Corporation	4.850	07/01/2029	Aaa/AAA*	3,200,000	3,451,936
KY Housing Corporation	5.150	07/01/2039	Aaa/AAA*	2,480,000	2,643,431
KY Housing Corporation	4.625	07/01/2033	Aaa/AAA*	500,000	524,630

					33,858,089

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
September 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.63% of Net Assets
Berea KY Educational Facilities Revenue	4.125%	06/01/2022	Aaa	$2,190,000	$2,235,136
KY Housing Corporation	5.000	07/01/2033	Aaa/AAA*	2,405,000	2,547,665
Louisville & Jefferson County – Papa John’s Stadium	4.750	03/01/2028	Aa2/AA-*	3,250,000	3,652,090
University of Louisville General Receipts	5.000	09/01/2029	Aa2/AA-*	2,280,000	2,717,304
University of Louisville	5.000	09/01/2030	Aa2/AA-*	440,000	522,078
University of Louisville	5.000	09/01/2031	Aa2/AA-*	2,580,000	3,032,118
Western KY University	5.000	05/01/2032	Aa3/A+*	1,500,000	1,771,710

					16,478,101
PUBLIC FACILITIES REVENUE BONDS
.74% of Net Assets
Louisville & Jefferson County KY Parking Authority	5.000	12/01/2022	Aa2/AA*	625,000	753,431
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa2/AA*	2,750,000	3,372,078
Wolfe County Public Property	5.000	04/01/2030	Aa3	2,855,000	3,370,813

					7,496,322
GENERAL OBLIGATION BONDS
.13% of Net Assets
KY Bond Corporation Finance Program	5.500	02/01/2031	A+*	1,115,000	1,303,179

					1,303,179

Total Investments (cost $915,279,052) (See (a) below for further explanation) 98.74% of Net Assets					$998,756,600

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$83,837,517
Unrealized depreciation	(359,969)

Net unrealized appreciation	$83,477,548

Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	998,756,600
Level 3	Significant Unobservable Inputs	—

$998,756,600

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
September 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
72.74% of Net Assets
Boone County School District Finance Corporation	4.000%	08/01/2018	Aa3	$145,000	$157,369
Bourbon County Public Project	3.800	02/01/2019	Aa3	260,000	286,653
Bowling Green General Obligation Series A	4.000	06/01/2016	Aa2	375,000	395,501
Boyle County Centre College	5.000	06/01/2018	Aa3/AA-*	200,000	233,850
Boyle County Centre College	5.000	06/01/2020	Aa3/AA-*	150,000	171,207
Breathitt County School District Finance Corporation	3.875	07/01/2017	Aa3	280,000	302,638
Bullitt County KY School District Finance Corporation	4.000	10/01/2014	Aa3	150,000	159,885
Campbell County School District Finance Corporation	4.375	08/01/2019	Aa3	875,000	966,481
Christian County School District Finance Corporation	4.000	08/01/2019	Aa3	720,000	770,911
Clay County School District Finance Corporation	3.750	06/01/2017	Aa3	210,000	223,936
Corbin KY Independent School District	4.000	02/01/2018	Aa3	300,000	335,970
Fayette County KY School District Finance Corporation	4.000	06/01/2019	Aa2/AA*	140,000	151,991
Hardin County School District Finance Corporation	4.000	02/01/2019	Aa3	1,475,000	1,555,653
Jefferson County School District Finance Corporation	5.250	01/01/2017	Aa2/AA-*	200,000	236,080
Jefferson County School District School Building Revenue	4.250	07/01/2017	Aa2/AA-*	175,000	196,753
Jessamine County KY School District	4.100	01/01/2018	Aa3	100,000	106,625
KY Asset Liability Commission	5.000	05/01/2016	Aa3/A+*/AA-@	1,000,000	1,112,150
KY Asset Liability Project Notes	5.000	09/01/2016	Aa2/AA*/AA-@	2,000,000	2,209,480
KY Asset Liability Project Notes	5.000	09/01/2015	Aa2/AA*/AA-@	275,000	309,859
KY Asset Liability Project Notes	4.500	09/01/2016	Aa2/AA*/AA-@	175,000	200,554
KY Asset Liability Project Notes	5.000	09/01/2017	Aa2/AA*/AA-@	1,500,000	1,794,015
KY Asset Liability Projects – Federal Highway	4.200	09/01/2018	Aa2/AA*/AA-@	1,500,000	1,716,885
KY Asset Liability	4.300	09/01/2019	Aa2/AA*/AA-@	1,400,000	1,589,686
KY Asset Liability – University of Kentucky	5.000	10/01/2019	Aa2/AA-*	320,000	378,592
KY Asset Liability – University of Kentucky	4.000	10/01/2019	Aa2/AA-*	100,000	111,258
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aa2/AA-*	1,250,000	1,413,725
KY Asset Liability Project Notes	4.400	10/01/2019	Aa2/AA-*	1,750,000	1,928,080
Ky Asset Liability University of Kentucky Project Notes	4.450	10/01/2020	Aa2/AA-*	500,000	548,335
KY Economic Development Finance Authority – Norton Health	6.000	10/01/2018	Baa2/BBB*	560,000	586,236
KY Rural Water Finance Corporation	3.625	02/01/2016	Baa2/A+*	350,000	357,098
KY Rural Water Finance Corporation	4.000	02/01/2014	Baa2/A+*	300,000	306,308
KY State Rural Water Finance Corporation	4.500	08/01/2021	Baa2/A+*	100,000	111,284
KY State Property & Building #84	5.000	08/01/2019	Aa3/A+*/AA-@	1,000,000	1,223,110
KY State Property & Building #93	5.250	02/01/2021	Aa3/AA-*/AA-@	200,000	240,374
Ky State Property & Building #87	5.000	03/01/2017	Aa3/A+*/AA-@	850,000	997,203
KY State Property & Building #87	5.000	03/01/2020	Aa3/A+*/AA-@	4,500,000	5,113,890
KY State Property & Building #82	5.250	10/01/2015	Aa3/AA-*/AA-@	2,525,000	2,860,724
KY State Property & Building #82	5.250	10/01/2017	Aa3/AA-*/AA-@	1,260,000	1,517,531
Ky State Property & Building #85	5.000	08/01/2016	Aa3/AA-*/AA-@	835,000	935,835
KY State Property & Building #88	5.000	11/01/2014	Aa3/A+*/AA-@	1,000,000	1,090,660
KY State Property & Building #88	5.000	11/01/2015	Aa3/A+*/AA-@	955,000	1,080,678
KY State Property & Building #76	5.500	08/01/2017	Aa3/A+*/AA-@	190,000	229,807
KY State Property & Building #76	5.500	08/01/2018	Aa3/A+*/AA-@	1,415,000	1,752,732
KY State Property & Building #83	5.000	10/01/2016	Aa3/A+*/AA-@	775,000	903,146
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/AA-@	100,000	119,222
KY State Property & Building #83	5.000	10/01/2019	Aa3/A+*/AA-@	1,750,000	2,149,490
KY State Property & Building #89	5.000	11/01/2014	Aa3/AA-*/AA-@	2,000,000	2,181,320
KY State Property & Building #89	5.000	11/01/2015	Aa3/AA-*/AA-@	2,230,000	2,520,546
KY State Property & Building #89	3.750	11/01/2017	Aa3/AA-*/AA-@	100,000	113,086
KY State Property & Building #89	5.000	11/01/2020	Aa3/AA-*/AA-@	200,000	237,526
KY State Turnpike Authority Economic Development	5.000	07/01/2019	AA2/AA+*/AA-@	2,250,000	2,510,550
KY State Turnpike Authority Economic Development	5.000	07/01/2017	Aa2/AA+*/AA-@	2,570,000	2,976,060
Lexington-Fayette Urban County Government Public Facilities	4.000	10/01/2018	Aa3	1,540,000	1,700,607
Lexington Fayette Urban County Government Public Property	4.000	05/01/2017	Aa2/AA*	180,000	202,906
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2018	Aa3/AA*/AA-@	1,220,000	1,399,194
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2016	Aa3/AA*/AA-@	500,000	557,185
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2016	Aa3/AA*	100,000	115,542
Madison County KY School District Finance Corporation	3.600	02/01/2017	Aa3	300,000	319,446
Oldham County School Building Corporation	4.375	06/01/2018	Aa3	2,570,000	2,929,774

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
September 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Paducah Electric Plant	3.000%	10/01/2014	Aa3/A-@	$750,000	$786,188
Warren County KY School District Finance Corporation	4.000	02/01/2015	Aa3	785,000	841,826
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aa3	1,330,000	1,458,026
Warren Co School District Finance Corporation	4.000	04/01/2018	Aa3	725,000	826,652
Western KY University	3.000	09/01/2014	Aa3/AA-*	1,000,000	1,040,760
Western KY University	4.000	09/01/2017	Aa3/AA-*	2,145,000	2,437,986

					66,294,630
LEASE REVENUE BONDS
12.95% of Net Assets
Bullitt County KY School District Finance Corporation	4.100	10/01/2018	Aa3	165,000	174,770
Daviess County School District Finance Corporation	4.250	08/01/2019	Aa3	100,000	113,294
Gallatin County School District Finance Corporation	4.000	05/01/2016	Aa3	175,000	194,129
Grant County School District Finance Corporation	3.750	06/01/2017	Aa3	190,000	210,794
Hazard KY Independent School District Finance Corporation	3.850	09/01/2017	Aa3	200,000	216,568
Johnson County School District Finance Corporation	3.000	12/01/2019	Aa3	180,000	198,427
KY Association of Counties	4.250	02/01/2017	A+*	500,000	556,905
KY Association of Counties	4.000	02/01/2018	A+*	115,000	127,951
KY Association of Counties	4.250	02/01/2019	A+*	255,000	288,033
Ky Asset Liability Commission University of Kentucky	4.125	10/01/2019	Aa2/AA-*	150,000	169,548
KY Infrastructure Authority	5.250	08/01/2013	AA*	1,185,000	1,230,658
KY State Property & Building #94	5.000	05/01/2014	Aa2/A+*/AA-@	1,000,000	1,068,270
KY State Property & Building #94	5.000	05/01/2015	Aa2/A+*/AA-@	1,245,000	1,381,900
KY State Property & Building #94	5.000	05/01/2017	Aa2/A+*/AA-@	500,000	587,565
KY State Property & Building #93	5.250	02/01/2018	Aa3/A+*/AA-@	510,000	615,080
KY State Property & Building #87	5.000	03/01/2018	Aa3/A+*/AA-@	100,000	115,998
KY State Property & Building	5.000	11/01/2015	Aa3/A+*/AA-@	250,000	282,325
KY State Property & Building #90	5.000	11/01/2018	Aa3/A+*/AA-@	250,000	304,493
KY State Property & Building	5.750	11/01/2019	Aa3/A+*/AA-@	200,000	248,514
KY State Property & Building #90	5.000	11/01/2020	Aa3/A+*/AA-@	495,000	584,115
KY State Property & Building #100	5.000	08/01/2017	Aa3/A+*/AA-@	500,000	593,770
KY State Property & Building #95	5.000	08/01/2017	Aa3/A+*/AA-@	200,000	237,508
KY State Property & Building #101	5.000	10/01/2019	Aa3/A+*/AA-@	1,050,000	1,289,694
Pendleton County School District Finance Corporation	4.000	02/01/2020	Aa3	450,000	496,508
Pulaski County KY Public Property	3.750	12/01/2014	Aa3	480,000	512,510

					11,799,327
MUNICIPAL UTILITY REVENUE BONDS
4.15% of Net Assets
KY State Rural Water Corporation	3.000	02/01/2018	A+*	530,000	556,436
KY State Rural Water Corporation	3.000	08/01/2019	A+*	545,000	585,821
Lawrenceburg Water & Sewer	3.000	10/01/2018	A1	375,000	407,880
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA*	1,000,000	1,116,890
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA*	1,000,000	1,116,600

					3,783,627
STATE AND LOCAL MORTGAGE REVENUE BONDS
2.58% of Net Assets
KY Housing Corporation	4.875	07/01/2023	Aaa/AAA*	1,500,000	1,592,265
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	750,000	760,403

					2,352,668
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.12% of Net Assets
KY State Asset/Liability Commission General Receipts	4.000	10/01/2018	Aa2/AA-*	105,000	119,194
KY Development Finance Authority – Kings Daughters	5.000	02/01/2016	A1/A+*/A+@	1,000,000	1,110,870
KY Development Finance Authority – St. Elizabeth	5.000	05/01/2015	AA-*/AA-@	400,000	439,312
KY Economic Development Finance Authority – Catholic Health	4.000	05/01/2015	Aa2/AA*/AA@	250,000	262,380

					1,931,756
TURNPIKES AND TOLL ROAD BONDS
1.09% of Net Assets
KY Turnpike Economic Development	4.125	07/01/2019	Aa2/AA+*/AA-@	105,000	121,278
KY Turnpike Economic Development	5.000	07/01/2016	Aa2/AA+*/AA-@	750,000	870,315

					991,593

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
September 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
1.04% of Net Assets
KY Development Finance Authority – Norton Health	5.850%	10/01/2015	BBB*	$885,000	$944,835

					944,835
CERTIFICATES OF PARTICIPATION BONDS
.85% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.750	03/01/2015	Aa3	770,000	771,178

					771,178
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.75% of Net Assets
KY State Asset/Liability Commission University of Kentucky	5.000	10/01/2020	Aa2/AA-*	150,000	175,474
Louisville & Jefferson Mortgage Revenue Papa John’s	4.000	03/01/2020	Aa2/AA-*	300,000	337,932
Northern Ky University General Receipts	4.000	09/01/2018	Aa3/A+*	150,000	172,283

					685,689
PUBLIC FACILITIES REVENUE BONDS
.57% of Net Assets
Adair County Public Properties	4.000	12/01/2022	Aa3	170,000	185,320
Todd County Public Properties – Court House Facilities	3.250	06/01/2019	Aa3	100,000	110,271
Whitley County Public Properties – Justice Center	3.375	09/01/2019	Aa3	200,000	223,042

					518,633

Total Investments (cost $84,579,940)(See (a) below for further explanation) 98.84% of Net Assets					$90,073,936

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$5,582,380
Unrealized depreciation	(88,386)

Net unrealized appreciation	$5,493,994

Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	90,073,936
Level 3	Significant Unobservable Inputs	—

$90,073,936

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds — 100% of Net Assets
September 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
57.62% of Net Assets
Jackson MS Municipal Airport Authority	5.00%	10/01/2031	A3/A-@	$170,000	$179,710
Medical Center Educational Building Corporation MS Revenue	5.50	12/01/2023	Aa2	120,000	144,251
MS Development Bank Special Obligation Jones County Rest Home	5.25	04/01/2028	Aa3/AA-*	120,000	137,426
MS State Development Bank Special Obligation Alcorn County	4.75	07/01/2031	AA-*	100,000	111,861
MS Development Bank Special Obligation Capital Project	5.00	07/01/2031	NR	10,000	10,409
MS Development Bank Special Obligation Canton – Series A	5.75	10/01/2031	Aa3	370,000	440,459
MS Development Bank Special Obligation Meridian Water and Sewer	5.13	07/01/2026	A*	50,000	50,570
MS Development Bank Special Obligation Southaven Water	5.00	03/01/2025	A+*	325,000	356,398
MS Development Bank Special Obligation Highway Construction	5.00	01/01/2027	Aa3/AA-*	125,000	142,353
MS Development Bank Special Obligation Highway – Desoto	4.75	01/01/2035	Aa3/AA-*	225,000	245,615
MS State Development Bank Special Obligation Jackson Water	5.00	09/01/2030	Aa3/A+*	125,000	145,735
MS Development Bank Special Obligation Rankin Utilities	5.00	01/01/2028	Aa3/AA-*	55,000	60,932
MS Development Bank Special Obligation Capital Improvement	5.25	07/01/2026	Aa3/AA-*	125,000	138,784
MS Development Bank Special Obligation Lee County School	4.50	09/01/2021	A1	100,000	100,036
MD Development Bank Special Obligation Jackson Public	5.38	04/01/2028	Aa3	70,000	80,025
MS State Development Bank Special Obligation Lowndes County	5.13	12/01/2027	AA-*	135,000	156,184
MS Development Bank Special Obligation Hinds Community	5.00	10/01/2026	Aa2	85,000	98,999
MS Development Bank Special Obligation Hinds College	5.13	10/01/2028	Aa2	100,000	116,709
MS Development Bank Special Obligation Hinds College	5.38	10/01/2033	Aa2	60,000	69,397
MS Development Bank Special Obligation Hinds Community	5.00	04/01/2036	Aa3/AA-*	100,000	113,074
MS Development Bank Special Obligation Capital Projects	5.88	07/01/2024	NR	20,000	21,175
MS Development Bank Special Obligation Capital Projects	5.00	07/01/2024	NR	25,000	26,247
MS Development Bank Special Obligation Desoto County	5.00	07/01/2032	A*	45,000	49,065
MS Home Corporation Single Family Mortgage – Series E-1	5.05	12/01/2028	Aaa	30,000	31,238
MS Development Bank Special Obligation Lowndes County	5.00	07/01/2022	Aa3/AA-*	80,000	89,450
MS Development Bank Special Obligation Lowndes County	5.00	07/01/2027	Aa3/AA-*	150,000	163,899
MS Development Special Obligation Madison County Highway	5.00	01/01/2027	Aa3/AA-*	295,000	335,834
MS Development Bank Special Obligation Highway Construction	5.00	01/01/2027	Aa3/AA-*	245,000	279,010
MS Development Bank Special Obligation Highway Construction	4.75	01/01/2031	Aa3/AA-*	125,000	138,643
MS Development Bank Special Obligation Jones County College	5.10	03/01/2028	AA-*	55,000	63,403
MS Development Bank Special Obligation Jones County Junior	5.00	03/01/2033	AA-*	150,000	169,938
MS Development Bank Special Obligation Jones County Junior	5.13	03/01/2039	AA-*	45,000	50,382
MS State University Educational Building Corporate Revenue	5.00	08/01/2024	Aa2/A+*/AA@	225,000	248,411
MS State University Educational Building Corporation	5.00	08/01/2028	Aa2/A+*/AA@	30,000	32,586
University Southern MS Education Building – Series A	5.00	03/01/2022	Aa2	100,000	111,463
University Southern MS Educational Building Corporation	5.00	03/01/2032	Aa2	50,000	54,078

					4,763,749
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.42% of Net Assets
Alcorn State University Educational Building MS Revenue	5.13	09/01/2034	Aa2	95,000	106,967
Jackson State University Education Building	5.00	03/01/2034	Aa2/AA-*	175,000	197,764
MS State University Educational Building Corporate Revenue	5.25	08/01/2033	Aa2/AA@	50,000	56,415
MS State University Educational Building Corporation	5.00	08/01/2036	Aa2/AA@	175,000	198,219
University Southern MS Educational Building Corporation	5.13	09/01/2029	Aa2/A+*	100,000	115,699
University Southern MS Education Building Athletics	5.00	03/01/2034	Aa2	105,000	113,232
University of Mississippi Educational Building Corporation	5.00	10/01/2028	Aa2/AA@	200,000	238,860

					1,027,156
PREREFUNDED BONDS
10.23% of Net Assets
MS Development Bank Special Obligation Jackson Water & Sewer	5.00	09/01/2025	Aa3/AA-*	100,000	108,933
MS Development Bank Special Obligation Jackson Water & Sewer	5.00	09/01/2029	Aa3/AA-*	60,000	65,360
MS Development Bank Special Obligation Jackson Water & Sewer	5.00	09/01/2034	Aa3/AA-*	335,000	364,925
Olive Branch MS Public Improvement	4.13	06/01/2022	Aa2	100,000	102,597
Pearl River County MS Certificates of Participation	4.50	04/01/2021	Baa2	200,000	204,272

					846,087
GENERAL OBLIGATION BONDS
7.08% of Net Assets
MS State General Obligation	5.10	11/15/2012	Aa2/AA*/AA+@	10,000	10,061
MS State Capital Improvement Projects – Series A	5.00	10/01/2029	Aa2/AA*/AA+@	145,000	175,901
MS State Capital Improvement Projects – Series A	5.00	10/01/2036	Aa2/AA*/AA+@	280,000	326,320
MS State Refunding – Series A	5.25	11/01/2019	Aa2/AA*/AA+@	50,000	63,299
Richland MS Tax Increment	5.60	06/01/2013	NR	10,000	10,063

					585,644

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds — 100% of Net Assets
September 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
4.11% of Net Assets
MS Development Bank Special Obligation Department of Corrections	5.25%	08/01/2027	AA-*/AA@	$50,000	$58,569
MS Development Bank Special Obligation Department of Corrections	5.25	08/01/2027	AA-*/AA@	240,000	281,131

					339,700
TURNPIKES AND TOLL ROAD BONDS
3.07% of Net Assets
MS State Development Bank Special Obligation Highway	5.00	01/01/2025	Aa3/AA-*	200,000	253,714

					253,714
LEASE REVENUE BONDS
2.93% of Net Assets
MS Development Bank Special Obligation Desoto County	5.25	07/01/2031	A*	225,000	242,521

					242,521
ESCROWED TO MATURITY BONDS
.33% of Net Assets
Harrison County MS Wastewater Management District	5.00	02/01/2015	AA+*	25,000	27,030

					27,030

Total Investments (cost $7,475,199) (See (a) below for further explanation) 97.79% of Net Assets					$8,085,601

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$612,557
Unrealized depreciation	(2,155)

Net unrealized appreciation	$610,402

Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	8,085,601
Level 3	Significant Unobservable Inputs	—

$8,085,601

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100% of Net Assets
September 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
43.06% of Net Assets
Asheville NC Water System Revenue	4.750%	08/01/2027	Aa2/AA*	$1,000,000	$1,101,490
Burke County NC Certificates of Participation	5.000	04/01/2023	A1/A*	1,000,000	1,096,160
Cabarrus County NC Certificates of Participation Installment	5.000	06/01/2025	Aa2/AA*/AA@	1,000,000	1,156,090
Charlotte NC Airport Revenue	5.250	07/01/2023	Aa3/A+*/A+@	1,000,000	1,074,240
Charlotte NC Airport Revenue Bonds Refunding Charlotte Douglas	5.000	07/01/2025	Aa3/A+*/A+@	1,000,000	1,112,880
Davie County NC Public School & Community College Facility	5.000	06/01/2023	Aa3/A+*	1,000,000	1,108,380
Davie County NC Public School & Community College Facility	5.000	06/01/2025	Aa3/A+*	1,690,000	1,859,270
Franklin County NC Certificates of Participation	5.000	09/01/2027	Aa3/A+*	750,000	833,790
Harnett County NC Certificates of Participation	5.000	06/01/2027	Aa3/AA-*	300,000	341,286
Henderson County NC Certificates of Participation	5.000	05/01/2025	Aa3/AA-*/AA-@	1,000,000	1,078,010
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aa3/AA-*	1,000,000	1,102,390
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	Aa3/AA-*	500,000	561,040
Lee County NC Certificate of Participation	5.000	04/01/2025	Aa3/AA-*	550,000	611,001
Montgomery County NC Certificates of Participation – Series A	5.000	02/01/2030	A-*	1,680,000	1,815,055
Nash County NC Limited Obligation	5.000	10/01/2030	Aa3/AA-*	2,045,000	2,400,973
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/01/2026	Aa3/AA-*	2,500,000	2,611,000
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	Baa1/BBB*/A-@	1,000,000	1,333,730
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	A-*/A-@	1,000,000	1,124,810
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Baa1	1,000,000	1,228,960
NC Eastern Municipal Power Agency – Series B	6.000	01/01/2022	Aa3/AA-*/AA-@	915,000	1,183,443
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1/AA+*/AA+@	1,000,000	1,133,940
NC Medical Care Community Hospital Revenue – Stanly Hospital	5.375	10/01/2014	BBB+@	20,000	20,021
Randolph County NC Certificates of Participation	5.000	02/01/2027	Aa3	1,000,000	1,089,310
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3/AA-*	1,325,000	1,454,386
Sampson County NC Certificates of Participation	5.000	06/01/2022	Aa3/AA-*	1,250,000	1,409,388
Sampson County NC Certificates of Participation	5.000	06/01/2026	Aa3/AA-*	1,000,000	1,109,610
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	Aa3/AA-*	435,000	507,101
University NC System Pool Revenue – Series A	5.000	10/01/2033	Aa3/A+*	430,000	466,821
University of NC Wilmington Certificates of Participation	5.250	06/01/2025	A-*	1,000,000	1,069,080
University of NC Wilmington Student Housing Project	5.000	06/01/2025	A-*	580,000	625,507
University of NC System Pool Revenue – Series A	5.000	10/01/2026	Aa3	1,000,000	1,147,680
University of NC System Pool Revenue – Series A	5.000	10/01/2033	Aa3	1,000,000	1,119,710
Wilmington NC Certificates of Participation	5.000	06/01/2032	Aa2/AA*/AA@	1,500,000	1,613,340
Wilmington NC Store Water Revenue	5.000	06/01/2028	Aa2/AA*	500,000	551,095
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	Aa3/AA-*	780,000	876,681
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	Aa3/AA-*	750,000	832,560
Wilson County Certificates of Participation Public Facility	5.000	05/01/2029	Aa3/AA-*	1,355,000	1,488,088

					41,248,316
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
15.68% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa2/AA+*	250,000	292,165
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2/AA*/AA@	750,000	863,130
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1/AA+*	340,000	406,215
Charlotte NC Certificates of Participation Convention Facility	5.000	12/01/2024	Aa2/AA+*/AA@	1,000,000	1,097,000
Charlotte NC Certificates of Participation Transit Project	5.000	06/01/2035	Aa2/AA+*/AA+@	500,000	527,610
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2/AA+*/AA+@	1,455,000	1,638,083
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA+@	775,000	871,216
Charlotte NC Certificates of Participation Convention Facility	5.000	06/01/2034	Aa2/AA+*/AA@	900,000	1,011,582
Dare County NC Limited Obligation – Series D	5.000	06/01/2029	Aa3/AA-*	100,000	118,715
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,002
Forsyth County NC Certificates of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	585,855
Forsyth County Limited Tax	5.000	04/01/2031	Aa1/AA+*/AA+@	335,000	394,617
Mecklenburg County NC Certificates of Participation – Series B	5.000	02/01/2026	Aa1/AA+*/AA+@	1,000,000	1,125,310
Mecklenburg County NC Certificates of Participation – Series A	5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	474,959
Mooresville NC Certificates of Participation	5.000	09/01/2032	AA-*	1,890,000	2,097,446
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1/AA*	230,000	278,834
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa1/AA+*/AA+@	200,000	217,298
Pender County NC Limited Obligation	4.500	06/01/2036	Aa3	500,000	541,995
Pitt County NC Certificates of Participation	5.000	04/01/2027	Aa3/AA-*/AA@	500,000	595,405
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3/AA-*	750,000	885,480
Wilmington NC Certificates of Participation – Series A	5.000	06/01/2038	Aa2/AA*/AA@	250,000	272,765
Winston Salem NC Certificates of Participation – Series A	4.750	06/01/2031	Aa1/AA+*/AA+@	670,000	722,347

					15,023,029

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100% of Net Assets
September 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
10.16% of Net Assets
NC Capital Facilities Finance Agency Wake Forest University	5.000%	01/01/2031	Aa3/AA*	$500,000	$584,280
NC Capital Facilities Finance Agency Wake Forest University	5.000	01/01/2038	Aa3/AA*	1,250,000	1,410,638
NC Capital Facilities Financial Agency Revenue Duke University	5.000	10/01/2038	Aa1/AA+*	500,000	580,185
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	810,000	987,446
Pitt County NC Limited Obligation – Series A	5.000	04/01/2035	Aa3/AA-*/AA@	105,000	118,722
University NC Chapel Hill Revenue General Refunding	5.000	12/01/2034	Aaa/AA+*/AAA@	1,000,000	1,111,060
University of NC at Charlotte – Series A	5.000	04/01/2029	Aa3/AA-*	1,000,000	1,217,010
University of NC at Charlotte – Series A	5.000	04/01/2031	Aa3/AA-*	750,000	901,463
University of NC Greensboro	5.000	04/01/2031	Aa3/A+*	500,000	586,255
University of NC System Pool Revenue General Trust Indenture	5.000	10/01/2034	Aa2	1,950,000	2,237,313

					9,734,372
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.27% of Net Assets
Charlotte Mecklenburg Hospital Authority NC Health Care	5.000	01/15/2031	Aa3/AA-*	450,000	490,563
Charlotte Mecklenburg Hospital Authority NC Health Care	5.000	01/15/2027	Aa3/AA-*	1,090,000	1,204,984
Charlotte-Mecklenburg Hospital	5.250	01/15/2039	Aa3/AA-*	750,000	832,508
NC Medical Care Community Hospital Revenue Baptist Hospital	5.000	06/01/2034	Aa3/AA-*	1,100,000	1,215,610
NC State Medical Care Commission Hospital Revenue Baptist Hospital	5.250	06/01/2029	Aa3/AA-*	645,000	744,756
NC Medical Care Community Hospital Revenue Baptist Hospital	4.750	06/01/2030	Aa3/AA-*	405,000	446,533
NC Medical Care Community Health Care Facilities Revenue	5.000	06/01/2034	Aa2/AA*/AA@	1,670,000	1,870,617
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2/AA*/AA@	500,000	569,885
NC State Medical Care Commission Health Care Facilities	5.000	07/01/2030	A1/A+*/A+@	500,000	551,615

					7,927,071
LEASE REVENUE BONDS
6.44% of Net Assets
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aaa/AAA*/AAA@	750,000	820,103
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa3/AA*	570,000	667,846
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2029	Aa2/AA*	500,000	599,495
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa2/AA*	1,385,000	1,637,859
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa2/AA*/AA+@	750,000	879,735
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa2/AA-*/AA@	125,000	159,586
University NC University Revenues Chapel Hill	5.000	12/01/2031	Aaa/AA+*/AAA@	1,215,000	1,401,721

					6,166,345
PUBLIC FACILITIES REVENUE BONDS
6.32% of Net Assets
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	A1/A+@	265,000	306,425
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	A1/A+@	100,000	114,921
Moore County NC	5.000	06/01/2031	Aa3/AA-*	2,750,000	3,175,370
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3/AA-@	235,000	273,975
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3/AA-@	1,480,000	1,676,366
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3/AA-@	440,000	506,101

					6,053,158
MUNICIPAL UTILITY REVENUE BONDS
3.88% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electric Revenue	4.750	01/01/2030	A2/A*/A@	290,000	318,055
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.000	01/01/2030	A2/A*/A@	2,545,000	2,842,561
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	500,000	560,875

					3,721,491
GENERAL OBLIGATION BONDS
2.48% of Net Assets
Iredell County NC Community College	5.000	04/01/2026	Aa2/AA*/AA+@	225,000	260,804
Iredell County NC Community College	5.000	04/01/2027	Aa2/AA*/AA+@	325,000	375,794
Wake County NC Limited Obligation – Series 209	5.000	06/01/2032	Aa1/AA+*/AA+@	1,500,000	1,742,190

					2,378,788

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100% of Net Assets
September 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
1.48% of Net Assets
NC Eastern Municipal Power Agency Power System – Series A	6.000%	01/01/2026	Aaa/A-*/A-@	$275,000	$376,459
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	980,000	1,045,434

					1,421,893

Total Investments (cost $86,687,739) (See (a) below for further explanation) 90.48% of Net Assets					$93,674,463

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$7,013,574
Unrealized depreciation	(26,850)

Net unrealized appreciation	$6,986,724

Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	93,674,463
Level 3	Significant Unobservable Inputs	—

$93,674,463

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100% of Net Assets
September 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
47.86% of Net Assets
Appalachian State University NC Revenue Refunding	5.00%	07/15/2018	Aa2	$40,000	$44,461
Asheville NC Water System Revenue Refunding	5.00	08/01/2017	Aa2/AA*	140,000	157,837
Brunswick County NC Community College – Series B	4.25	05/01/2022	Aa2/AA*/AA@	125,000	138,786
Buncombe County NC Certificates of Participation	4.00	04/01/2016	Aa2/AA+*	125,000	139,409
Burke County NC Certificates of Participation	5.00	04/01/2020	A1/A*	180,000	201,780
Burke County NC Certificates of Participation	4.25	04/01/2016	A1/A*	50,000	55,060
Cabarrus County NC Certificates of Participation	5.63	02/01/2016	Aa2/AA*/AA@	125,000	145,341
Cabarrus County NC Certificates of Participation	4.25	06/01/2017	Aa2/AA*/AA@	175,000	201,257
Catawba County NC Certificates of Participation	5.25	06/01/2019	Aa2/BBB*	200,000	223,054
Craven County NC Certificates of Participation	4.38	06/01/2016	Aa3/AA-*	115,000	129,280
Dare County NC Certificates of Participation	5.25	06/01/2014	Aa3/AA-*/AA-@	150,000	161,948
Davie County NC Community College	4.00	06/01/2013	Aa3/A+*	250,000	255,475
Edgecombe County NC Schools	4.00	02/01/2015	A1/A+*	235,000	253,205
Harnett County NC Certificates of Participation	5.00	12/01/2015	Aa3/AA-*	125,000	141,720
Harnett County NC Certificates of Participation	5.00	12/01/2021	Aa3/AA-*	200,000	230,094
Harnett County Certificates of Participation	3.50	06/01/2016	Aa3/AA-*	250,000	274,205
Haywood NC Certificates of Participation Refunding	5.00	10/01/2016	A1/A*	635,000	668,293
Henderson County NC Certificates of Participation	5.25	05/01/2020	Aa3/AA-*/AA-@	300,000	331,638
Henderson County NC Certificates of Participation	5.00	06/01/2014	Aa3/AA-*/AA-@	50,000	53,374
Iredell County NC Certificates of Participation School Project	5.00	06/01/2018	Aa3/AA-*	425,000	486,349
Johnston NC Memorial Hospital Authority	4.00	10/01/2012	Aa3/AA-*	200,000	200,052
Johnston NC Memorial Hospital Authority	4.00	04/01/2015	Aa3/AA-*	100,000	106,744
Johnston NC Memorial Hospital Authority Mortgage Revenue	5.00	10/01/2018	Aa3/AA-*	180,000	211,937
Lee County NC Certificates of Participation	5.00	04/01/2018	Aa3/AA-*	225,000	262,305
Lincoln County NC Certificates of Participation	5.00	06/01/2016	Aa3/AA-*/AA-@	200,000	229,418
Lincolnton NC Enterprise System Revenue	5.00	05/01/2016	NR	385,000	412,204
Monroe NC Certificates of Participation	4.00	03/01/2019	Aa3/AA-*	100,000	114,007
Nash County NC Limited Obligation	3.00	10/01/2015	Aa3/AA-*	400,000	426,844
Nash County NC Limited Obligation	5.00	10/01/2018	Aa3/AA-*	150,000	183,434
New Hanover County NC Certificates of Participation	5.00	03/01/2017	Aa1/AA*	250,000	257,298
NC Eastern Municipal Power Agency	5.25	01/01/2019	Aa3/AA-*/A-@	550,000	653,285
NC Eastern Municipal Power Agency System Revenue	5.00	01/01/2020	A-*/A-@	250,000	282,493
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.25	01/01/2019	A2/A*/A@	100,000	101,197
NC Infrastructure Certificates of Participation	5.00	06/01/2018	Aa1/AA+*/AA+@	100,000	115,257
NC Infrastructure Finance Certificates of Participation	5.00	02/01/2017	Aa1/AA+*/AA+@	150,000	176,969
NC Infrastructure Finance Corporation Certificates of Participation	5.00	02/01/2020	Aa1/AA+*/AA+@	425,000	489,413
NC Medical Care – Caromont Health	3.25	02/15/2018	Aa3/AA-*	370,000	397,979
Onslow County NC Certificates of Participation	5.00	06/01/2018	Aa3/A+*	140,000	159,067
Pitt County NC Certificates of Participation School Facility	4.00	04/01/2015	Aa3/AA-*/AA@	100,000	107,853
Randolph County NC Certificates of Participation	5.00	06/01/2016	Aa3/AA-*	170,000	185,509
Randolph County NC Certificates of Participation	5.00	02/01/2021	Aa3	100,000	112,059
Rutherford County NC Certificates of Participation	5.00	12/01/2017	Aa3/AA-*	105,000	125,543
Rutherford County NC Certificates of Participation	5.00	12/01/2018	Aa3/AA-*	205,000	243,742
Rutherford NC Certificates of Participation	4.00	12/01/2019	Aa3/AA-*	200,000	224,378
Rutherford County NC Certificates of Participation	5.00	12/01/2020	Aa3/AA-*	100,000	115,848
Sampson County NC Certificates of Participation	5.00	06/01/2014	Aa3/AA-*	50,000	53,669
Sampson County NC Certificates of Participation	5.00	06/01/2020	Aa3/AA-*	400,000	458,876
Sampson Area Development Corporation NC Refunding	4.00	06/01/2015	AA-*	150,000	162,969
University of NC – Series A	4.25	10/01/2021	Aa3	100,000	113,527
University NC Wilmington Certificates of Participation	4.00	06/01/2017	Aa3/AA-*	100,000	113,178
University of NC at Wilmington Certificates of Participation	5.25	06/01/2021	A-*	100,000	108,067
University NC Wilmington Certificates of Participation	5.00	06/01/2014	A-*	40,000	42,761
University NC Wilmington Certificates of Participation	4.25	06/01/2017	A-*	300,000	330,288
University of NC at Wilmington Certificates of Participation	4.38	06/01/2019	A-*	100,000	108,742
University NC System Pool Revenue Asheville Wilmington	5.00	10/01/2016	Aa3/AA-*	230,000	267,437
Wilson NC Certificates of Participation	5.00	05/01/2016	Aa3/AA-*	200,000	229,142
Wilson NC Certificates of Participation	5.00	05/01/2018	Aa3/AA-*	160,000	187,003
Wilson NC Certificates of Participation	5.00	05/01/2022	Aa3/AA-*	100,000	112,862

					12,475,922

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100% of Net Assets
September 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
17.32% of Net Assets
Cabarrus County NC Certificates of Participation	5.00%	06/01/2019	Aa2/AA*/AA@	$420,000	$504,483
Cabarrus County NC Certificates of Participation	4.00	01/01/2015	Aa2/AA*/AA@	225,000	241,868
Cabarrus County NC Certificates of Participation	5.00	01/01/2017	Aa2/AA*/AA@	150,000	175,977
Cabarrus County NC Certificates of Participation	5.00	01/01/2019	Aa2/AA*/AA@	100,000	121,698
Charlotte NC Certificates of Participation Refunding	5.00	12/01/2021	Aa2/AA+*/AA@	270,000	302,222
Charlotte NC Certificates of Participation Transit Projects	4.00	06/01/2016	Aa2/AA+*/AA+@	100,000	108,701
Cumberland County NC Certificates of Participation	5.00	12/01/2015	Aa2/AA*	75,000	85,082
Cumberland County NC Certificates of Participation	5.00	12/01/2017	Aa2/AA*	350,000	418,866
Dare County NC Limited Obligation – Series D	4.00	06/01/2019	Aa3/AA-*/AA-@	100,000	115,408
Durham County NC Certificates of Participation	5.00	06/01/2021	Aa1/AA+*	240,000	287,093
Forsyth County NC Certificates of Participation	5.00	10/01/2019	Aa1/AA+*/AA+@	600,000	686,472
Montgomery County NC Certificates of Participation	5.00	02/01/2017	A-*	125,000	144,174
Mooreville NC Certificates of Participation	4.13	09/01/2018	AA-*	250,000	281,800
NC Infrastructure Finance Corporation Certificates of Participation	5.00	02/01/2016	Aa1/AA+*/AA+@	200,000	221,272
NC State Capital Improvement Obligation	4.00	05/01/2020	Aa1/AA+*/AA+@	120,000	136,861
NC State Capital Improvement Obligation	5.00	05/01/2022	Aa1/AA+*/AA+@	100,000	118,704
Pender County NC Limited Obligation	3.00	06/01/2019	Aa3	200,000	218,054
Randolph County NC Certificates of Participation	5.00	02/01/2018	Aa3	200,000	230,770
Wilmington NC Certificates of Participation – Series A	4.20	06/01/2019	Aa2/AA*/AA@	100,000	115,695

					4,515,200
PREREFUNDED BONDS
11.32% of Net Assets
Appalachian St Univ NC Revenue Refunding	5.00	07/15/2018	Aa2	35,000	39,484
Buncombe County NC Certificates of Participation	5.00	04/01/2018	Aa2/AA+*	250,000	278,672
Catawba County NC Certificates of Participation Public School	5.25	06/01/2016	Aa2	125,000	134,979
Catawba County NC Certificates of Participation Public School	5.25	06/01/2018	Aa2	125,000	134,979
Chapel Hill NC Certificates of Participation Operations Center	5.25	06/01/2019	Aa1/AA+*	260,000	293,441
Lee County NC Certificates of Participation	5.00	04/01/2016	Aa3/AA-*	215,000	230,127
NC Medical Care Community Hospital Rowan Medical	5.25	09/01/2016	Aa3/AA-*	1,100,000	1,202,641
NC Infrastructure Finance Corporation Certificates of Participation	5.00	02/01/2019	Aa1/AA+*/AA+@	85,000	90,178
NC Medical Care Community Healthcare Facilities	4.00	10/01/2018	Aa3/AA-*/AA-@	240,000	257,165
Union County NC Certificates of Participation	5.00	06/01/2020	Aa2/AA-*	250,000	290,615

					2,952,281
MUNICIPAL UTILITY REVENUE BONDS
9.97% of Net Assets
Moore County NC	5.00	06/01/2017	Aa3/AA-*	685,000	808,451
NC Eastern Municipal Power Agency – Series D	4.00	01/01/2016	Baa1/A-*/A-@	95,000	104,498
NC Eastern Municipal Power Agency	5.38	01/01/2017	Baa1/A-*	200,000	202,328
NC Eastern Municipal Power Agency – Series B	3.25	01/01/2015	Baa1/A-*/A-@	250,000	263,850
NC State Eastern Municipal Power System Revenue	6.50	01/01/2018	Aa3/AA-*	100,000	126,054
NC Eastern Municipal Power Agency – Series A	5.00	01/01/2016	A-*/A-@	50,000	56,533
NC Municipal Power Agency Number 1 Catawba Electric	5.25	01/01/2017	A2/A*/A@	200,000	235,712
NC Municipal Power Agency Number 1 Catawba Electric	4.00	01/01/2016	A2/A*/A@	100,000	110,611
NC State Municipal Power Agency Number 1 Catawba Electric	5.00	01/01/2021	A2/A*/A@	250,000	293,262
NC State Municipal Power Agency Number 1 Catawba Electric	5.00	01/01/2016	A2/A*/A@	125,000	142,283
Richmond County NC Limited Obligation Refunding	4.00	04/01/2019	A1/A*	225,000	254,975

					2,598,557
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.44% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Healthcare	5.00	01/15/2018	Aa3/AA-*	200,000	230,644
Charlotte-Mecklenburg Hospital	5.00	01/15/2019	Aa3/AA-*	200,000	228,482
Charlotte-Mecklenburg Hospital	4.38	01/15/2019	Aa3/AA-*	150,000	170,159
NC Medical Care Mission Health Combined Group	4.00	10/01/2014	Aa3/AA*/AA@	100,000	106,362
NC Medical Care Duke University Health Systems	3.00	06/01/2019	Aa2/AA*/AA@	150,000	161,368

					897,015
PUBLIC FACILITIES REVENUE BONDS
2.88% of Net Assets
Charlotte NC Airport – Charlotte Douglas International	4.13	07/01/2016	Aa3/A+*/A+@	100,000	111,575
Charlotte NC Airport Revenue Refunding	5.00	07/01/2015	Aa3/A+*/A+@	350,000	389,714
Mecklenburg County NC Certificates of Participation	5.00	02/01/2017	Aa1/AA+*/AA+@	105,000	123,142
Raleigh Durham NC Airport Authority – Series B	5.00	11/01/2017	Aa3/AA-@	105,000	125,682

					750,113

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100% of Net Assets
September 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.64% of Net Assets
University NC System Pool Revenue	5.00%	10/01/2016	Aa2	$250,000	$292,740
University NC System Pool Revenue	5.00	10/01/2015	Aa3	350,000	394,387

					687,127
LEASE REVENUE BONDS
1.00% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electric	5.25	01/01/2018	A2/A*/A@	125,000	150,650
Union County NC Limited Obligation	3.00	12/01/2018	Aa2/AA-*/AA@	100,000	110,054

					260,704
STATE AND LOCAL MORTGAGE REVENUE BONDS
.57% of Net Assets
NC Housing Finance Agency Series 31-B	3.85	01/01/2017	Aa2/AA*	140,000	149,160

					149,160
GENERAL OBLIGATION BONDS
.50% of Net Assets
Cabarrus County NC Public Improvement	5.00	03/01/2018	Aa1/AA+*/AA+@	100,000	114,453
NC State Public Improvement – Series A	5.00	03/01/2019	Aaa/AAA*	15,000	16,586

					131,039

Total Investments (cost $24,100,288) (See (a) below for further explanation) 97.50% of Net Assets					$25,417,118

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,319,360
Unrealized depreciation	(2,530)

Net unrealized appreciation	$1,316,830

Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	25,417,118
Level 3	Significant Unobservable Inputs	—

$25,417,118

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100% of Net Assets
September 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
41.21% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2025	Aa2/AA-*	$100,000	$116,817
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2/AA-*	1,500,000	1,743,180
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2/AA-*	750,000	843,308
Blount County TN Public Building Authority General Obligation	5.250	06/01/2019	NR	250,000	263,353
Blount County TN Building Authority Local Government Public	5.000	06/01/2032	Aa3	750,000	816,308
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	Aa3/AA*/AA@	1,000,000	1,114,010
Clarksville TN Electric System Revenue	5.000	09/01/2032	Aa2	1,250,000	1,382,938
Cleveland TN General Obligation – Series A	5.000	06/01/2027	Aa3/A+*	680,000	748,612
Columbia TN Refunded – Sewer System	5.000	12/01/2024	Aa2	1,235,000	1,351,189
Columbia TN Broadband Network Revenue & Tax	5.000	03/01/2025	Aa2	1,000,000	1,069,670
Franklin County TN Health & Educational Facilities Board	5.000	09/01/2025	A+*	1,000,000	1,077,110
Gallatin TN Water & Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,883,128
Giles County TN	4.500	02/01/2018	Aa3	1,000,000	1,033,420
Greene County TN General Obligation – Series B	5.000	06/01/2024	A1	505,000	552,394
Hallsdale-Powell Utility District Knox County TN Water and Sewer	5.000	04/01/2026	AA*	1,000,000	1,104,160
Hallsdale-Powell Utility District Knox County TN Water and Sewer	5.000	04/01/2031	AA*	740,000	811,462
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aa3	1,410,000	1,506,599
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2032	Aa3	1,420,000	1,560,694
Jackson TN Energy Authority Gas System Revenue	5.000	10/01/2028	Aa2	1,000,000	1,095,280
Knox County TN Health Educational & Housing Facilities Ft. Sanders	6.250	01/01/2013	Baa2/BBB*	10,000	10,137
Knox County TN Health Educational & Housing – Covenant Health	5.000	01/01/2022	Aa3/AA-*/AA@	450,000	452,402
Knoxville TN Waste Water System Revenue Improvement – Series A	5.000	04/01/2037	Aa2/AA+*	370,000	400,806
Manchester TN Refunding General Obligation	5.000	06/01/2038	Aa3/AA-*	100,000	115,843
Marion County TN Schools	5.000	06/01/2025	A1	1,050,000	1,153,992
Metropolitan Nashville & Davidson County TN Multi Family	4.600	11/01/2026	NR	810,000	828,468
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2021	Aa2/AA-*	1,000,000	1,077,190
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2027	Aa1/AA*	1,400,000	1,616,342
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2028	Aa1/AA*	240,000	273,624
Montgomery County TN General Obligation	4.750	05/01/2020	Aa2/AA+*	1,000,000	1,081,750
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	255,000	255,209
Overton County TN Refunding – Schools General Obligation	5.000	04/01/2018	Baa2	500,000	538,685
Pigeon Forge TN Refunding – Series A	4.900	06/01/2028	Aa3/AA*	1,000,000	1,126,770
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aa2/AAA*	1,435,000	1,534,517
Shelby County TN Health Education & Housing Facilities	5.250	09/01/2027	Aa3/AA-*	1,000,000	1,106,570
Smith County TN General Obligation	5.000	04/01/2021	NR	720,000	785,533
South Blount County TN Utility District Waterworks Revenue	5.000	12/01/2028	Aa3/AA-*	1,125,000	1,304,640
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aa1/AA*/AA+@	1,395,000	1,544,962
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aa1/AA*/AA+@	1,440,000	1,591,661
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	Aa3	2,460,000	2,733,700
White House Utility District TN Water & Sewer	5.000	01/01/2028	Aa3	1,235,000	1,358,414
White House Utility District TN Water & Sewer	5.000	01/01/2030	Aa3	2,505,000	2,754,248

					44,719,095
GENERAL OBLIGATION BONDS
14.34% of Net Assets
Franklin TN Water & Sewer Revenue & Tax	5.000	04/01/2024	Aaa	750,000	989,317
Memphis TN Refunding & General Impact General Obligation	5.000	05/01/2036	Aa2/AA*	850,000	990,488
Metropolitan Government Nashville and Davidson County TN	5.000	01/01/2025	Aa1/AA*	4,025,000	4,661,755
Metropolitan Government Nashville and Davidson County TN	5.000	10/01/2033	Aa1/AA*	500,000	599,295
Pigeon Forge Industrial Development Board TN	5.000	06/01/2027	AA*	1,400,000	1,684,704
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2029	AA*	2,120,000	2,525,471
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2034	AA*	850,000	987,420
Rhea County TN	5.000	04/01/2029	A1	1,385,000	1,634,009
Shelby County TN General Obligation – Series A	5.000	03/01/2026	Aa1/AA+*/AA+@	1,200,000	1,485,720

					15,558,179
MUNICIPAL UTILITY REVENUE BONDS
12.36% of Net Assets
Citizens Gas Utility District TN Gas Revenue Refunding	5.000	05/01/2029	A*	250,000	279,060
Clarksville TN Electric System Revenue – Series A	5.000	09/01/2028	Aa2/AA-*	1,000,000	1,189,780
Clarksville TN Electric System Revenue – Series A	5.000	09/01/2032	Aa2/AA-*	480,000	557,534
Clarksville TN Electric System Revenue – Series A	5.000	09/01/2033	Aa2/AA-*	2,000,000	2,306,140
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	1,016,060
Knox – Chapman TN Utility District Water & Sewer Revenue	5.250	01/01/2036	AA-*	700,000	815,535
Knox – Chapman TN Utility District Water & Sewer Revenue	4.500	01/01/2027	AA-*	1,000,000	1,175,000
Metropolitan Government Nashville & Davidson County TN	4.750	05/15/2028	AA+*/AA+@	460,000	517,118
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2036	AA+*/AA+@	3,085,000	3,604,607
Watauga River Tn Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	552,375
West Wilson Utility District TN Waterworks Revenue	5.000	06/01/2033	Aa3	1,170,000	1,398,817

					13,412,026
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.84% of Net Assets
Metropolitan Government Nashville & Davidson County TN	5.000	10/01/2034	Aa2/AA*/AA+@	1,000,000	1,146,650
Shelby County TN Health Education & Housing Facilities	5.000	08/01/2030	A1/A+*	500,000	583,050
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa1/AA*/AA@	1,000,000	1,148,240
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	Aa1/AA*/AA@	1,300,000	1,482,845
TN State School Board Authority Higher Education Facilities	5.000	05/01/2034	Aa1/AA*/AA+@	500,000	574,535

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100% of Net Assets
September 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
TN State School Board Authority Higher Education Facilities	4.750%	05/01/2030	Aa1/AA*/AA+@	$2,750,000	$2,994,805
TN State School Board Authority Higher Education Facilities	5.000	05/01/2039	Aa1/AA*/AA+@	500,000	580,085

					8,510,210
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.11% of Net Assets
Rutherford County TN Health & Education Facilities Board	5.000	11/15/2040	Aa1/AA+*/AA+@	1,500,000	1,666,830
Shelby County TN Health Education & Housing Facilities	5.000	07/01/2031	Aa2/AAA@	4,750,000	5,198,258
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2027	A2/A+*	750,000	848,805

					7,713,893
STATE AND LOCAL MORTGAGE REVENUE
5.75% of Net Assets
TN Housing Development Agency	5.000	07/01/2028	Aa1/AA+*	745,000	793,976
TN Housing Development Agency	5.400	07/01/2035	Aa1/AA+*	550,000	589,798
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1/AA+*	775,000	835,946
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1/AA+*	1,470,000	1,577,692
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	735,000	807,104
TN Housing Development Agency Mortgage Financing – Series A	5.200	07/01/2023	Aa2/AA*	1,610,000	1,633,715

					6,238,231
PREREFUNDED BONDS
3.10% of Net Assets
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	BBB*	305,000	305,720
Kingsport TN Industrial Development Board Multifamily	5.400	04/20/2021	NR	335,000	349,633
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aa1/AA*	560,000	618,116
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aa1/AA*	565,000	623,636
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aa1/BBB*	440,000	485,140
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aa1/BBB*	435,000	479,626
Shelby County TN – Series A	4.600	11/01/2022	Aa1/AA+*/AA+@	500,000	501,990

					3,363,861
LEASE REVENUE BONDS
2.44% of Net Assets
Chattanooga TN Electric Revenue – Series A	5.000	09/01/2026	AA*/AA@	250,000	292,155
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3/AA-*	625,000	706,719
Memphis-Shelby County Sports Authority	5.250	11/01/2027	Aa3/AA-*/A+@	750,000	852,945
TN Housing Development Agency – Series 1 B	5.000	07/01/2029	Aa1/AA+*/NR@	750,000	791,752

					2,643,571
ESCROWED TO MATURITY BONDS
1.20% of Net Assets
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	BBB*	150,000	150,372
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Baa1/BBB*/BBB+@	1,000,000	1,082,770
Metropolitan Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	Aaa/BBB*	60,000	68,101

					1,301,243
INDUSTRIAL REVENUE BONDS
.92% of Net Assets
Industrial Development Board TN Blount County & Cities	5.000	06/01/2027	Aa3/AA-*	850,000	999,549

					999,549
PUBLIC FACILITIES REVENUE BONDS
.52% of Net Assets
Memphis-Shelby County Sports Authority	5.250	11/01/2026	Aa3/AA-*/A+@	500,000	567,950

					567,950

Total Investments (cost $97,413,780) (See (a) below for further explanation) 96.79% of Net Assets					$105,027,808

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$7,698,503
Unrealized depreciation	(84,475)

Net unrealized appreciation	$7,614,028

Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	105,027,808
Level 3	Significant Unobservable Inputs	—

$105,027,808

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100% of Net Assets
September 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
44.56% of Net Assets
Blount County TN Public Building Authority	4.000	06/01/2020	Aa2/AA-*	$150,000	$171,578
Blount County TN Public Building Authority	5.000	06/01/2021	Aa2/AA-*	175,000	210,434
Columbia TN Electric System Revenue	5.000	09/01/2021	Aa3	165,000	194,037
Cross Anchor TN Utility District	4.250	12/01/2015	AA-*	65,000	71,800
Cross Anchor TN Utility District	4.250	12/01/2016	AA-*	65,000	73,190
Dickson County TN Refunding	5.000	06/01/2015	A1/A+*	140,000	144,259
Fayetteville TN Electric System Revenue	3.000	06/01/2015	AA-*	105,000	111,302
Johnson City TN Refunding	4.000	06/01/2015	AA@	400,000	435,028
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2/AA-*	50,000	57,610
Johnson City TN Public Building Authority Revenue	4.250	09/01/2014	Aa2/AA@	50,000	52,991
Lawrenceburg TN Refunding Water & Sewer	5.000	07/01/2015	Aa3	125,000	139,548
Lincoln County TN	5.250	04/01/2019	Aa3	200,000	245,782
Madison County TN Refunding – School and Public Improvement	5.000	04/01/2018	Aa2/AA-*	175,000	195,164
Memphis-Shelby County TN Sports Authority Memphis Arena	5.500	11/01/2012	Aa3/AA-*/A+@	500,000	502,095
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	Aa3/AA-*/A+@	275,000	320,540
Memphis TN – Series A	5.000	04/01/2024	Aa2/AA*/AA-@	200,000	229,744
Memphis TN General Improvement	5.000	04/01/2022	Aa2/AA*/AA-@	185,000	222,209
Metro Nashville Davidson County Water and Sewer	5.200	01/01/2013	Aa2/BBB*/AA-@	155,000	156,820
Metropolitan Nashville Airport Authority – Series A	4.500	07/01/2014	Aa3/AA-*	250,000	266,067
New Market Utility District Jefferson County TN Waterworks	4.000	06/01/2016	Aa3/AA-*	100,000	110,720
New Market Utility District Jefferson County TN Waterworks	4.000	06/01/2017	Aa3/AA-*	100,000	112,593
Polk County TN Refinancing	5.000	05/01/2020	Aa3	150,000	172,346
Robertson County School	4.000	06/01/2020	Aa3/AA-*	250,000	282,710
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA-*	100,000	116,581
Sevier County TN Public Building Authority	4.000	03/01/2014	AA-*	100,000	104,845
Shelby County Health Education	5.250	09/01/2020	Aa3/AA-*	400,000	461,392
Washington County TN Refunding School and Public Improvement	5.000	04/01/2015	Aa2	200,000	217,318
Washington County TN Refunding School and Public Improvement	5.000	04/01/2016	Aa2	125,000	135,843

					5,514,546
GENERAL OBLIGATION BONDS
21.35% of Net Assets
Claiborne County TN Public Improvement – Series A	5.000	04/01/2017	A+*	170,000	199,328
Gallatin County Capital Outlay Notes	4.625	01/01/2019	AA-*	100,000	119,655
Memphis TN Refunding General Improvement	5.000	10/01/2017	Aa2/AA*/AA-@	100,000	120,360
Memphis TN General Obligation – Series A	5.000	05/01/2020	Aa2/AA*/AA-@	250,000	304,718
Metro Government Nashville & Davidson County TN Refunding	5.000	05/15/2019	Aa1/AA*	250,000	297,383
Metropolitan Government Nashville & Davidson County	5.000	01/01/2019	Aa1/AA*	200,000	240,648
Rhea County TN	3.000	04/01/2018	A1	200,000	218,798
Sevier County TN Public Building Authority	5.000	06/01/2018	AA-*	150,000	180,811
Sevier County TN Public Building Authority	5.000	06/01/2019	AA-*	100,000	119,330
Sevier County TN Public Building Authority	4.000	06/01/2014	AA*	200,000	210,008
Tennessee State Series A	4.000	05/01/2021	Aaa/AA+*/AAA@	340,000	385,812
Unicoi County TN Refunding	5.250	04/01/2019	A1/A+*	200,000	245,363

					2,642,214
PREREFUNDED BONDS
15.17% of Net Assets
Maury County TN School & Public Improvement	5.000	04/01/2016	Aa2	1,000,000	1,070,670
Memphis TN General Obligation	5.000	10/01/2016	Aa2/AA*/AA-@	450,000	491,459
Memphis TN Electric System Revenue – Series A	5.000	12/01/2015	Aa2/AA+*/AA+@	300,000	315,828

					1,877,957
MUNICIPAL UTILITY REVENUE BONDS
5.46% of Net Assets
Castalian Springs – Bethpage TN Waterworks	3.000	01/01/2019	A+*	260,000	281,429
Johnson City TN Electric Revenue	4.000	05/01/2022	Aa2/AA-*	100,000	109,652
Metropolitan Government Nashville & Davidson County Water & Sewer	5.250	01/01/2019	Aa2/AA-*/AA-@	125,000	155,006
Sevier County TN Utility District Gas System Revenue	2.650	06/01/2015	A+*	125,000	129,454

					675,541
STATE AND LOCAL MORTGAGE REVENUE BONDS
4.27% of Net Assets
TN Housing Development Agency Homeownership Program	4.200	01/01/2016	Aa1/AA+*	140,000	148,067
TN Housing Development Agency – Series 1B	4.800	07/01/2024	Aa1/AA+*	260,000	277,121
TN Housing Development Agency Homeownership Program – 2	2.950	01/01/2015	Aa1/AA+*	100,000	103,704

					528,892
LEASE REVENUE BONDS
3.84% of Net Assets
Chattanooga TN Electric Revenue – Series A	5.000	09/01/2021	AA*/AA@	400,000	475,428

					475,428

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds – 100% of Net Assets
September 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
3.75% of Net Assets
Blount County TN Public Building Authority – Series B-19	3.500%	06/01/2015	AA+*	$200,000	$214,978
Metropolitan Government Nashville & Davidson County Convention	5.000	07/01/2015	A1/A*	125,000	138,713
Metropolitan Government Nashville & Davidson County Convention	3.750	07/01/2018	A1/A*	100,000	110,792

					464,483

Total Investments (cost $11,621,740) (See (a) below for further explanation) 98.40% of Net Assets					$12,179,061

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$574,929
Unrealized depreciation	(17,609)

Net unrealized appreciation	$557,320

Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	12,179,061
Level 3	Significant Unobservable Inputs	—

$12,179,061

DUPREE MUTUAL FUNDS – INTERMEDIATE GOVERNMENT BOND SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. Government Securities and Agencies — 100% of Net Assets
September 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
57.89% of Net Assets
Federal Farm Credit Bank	5.840%	07/20/2022	Aaa/AA+*/AAA@	$2,650,000	$3,509,034
Federal Farm Credit Bank	5.250	05/10/2022	Aaa/AA+*/AAA@	2,000,000	2,568,814
Federal Farm Credit Bank	5.125	11/28/2022	Aaa/AA+*/AAA@	2,000,000	2,562,610
Federal Farm Credit Bank	3.850	05/20/2021	Aaa/AA+*/AAA@	500,000	510,119
Federal Farm Credit Bank	5.300	06/24/2014	Aaa/AA+*/AAA@	1,550,000	1,684,097
Federal Farm Credit Bank	5.250	10/25/2022	Aaa/AA+*/AAA@	1,500,000	1,951,425
Federal Farm Credit Bank	5.875	08/16/2021	Aaa/AA+*/AAA@	1,900,000	1,981,940
Federal Farm Credit Bank	5.050	12/21/2021	Aaa/AA+*/AAA@	370,000	479,260

					15,247,299
FEDERAL HOME LOAN BANK
31.05% of Net Assets
Federal Home Loan Bank	2.665	06/08/2024	Aaa/AA+*	1,000,000	1,031,398
Federal Home Loan Bank	2.700	03/21/2022	Aaa/AA+*	1,500,000	1,511,316
Federal Home Loan Bank	7.000	08/15/2014	Aaa/AA+*	500,000	562,308
Federal Home Loan Bank	5.250	12/11/2020	Aaa/AA+*	985,000	1,259,704
Federal Home Loan Bank	5.000	12/10/2021	Aaa/AA+*	500,000	638,180
Federal Home Loan Bank	5.750	06/10/2022	Aaa/AA+*	2,000,000	2,656,978
Federal Home Loan Bank	5.550	06/19/2023	Aaa/AA+*	500,000	517,185

					8,177,069
FEDERAL NATIONAL MORTGAGE ASSOCIATION
5.44% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa/AA+*/AAA@	1,000,000	1,433,628

					1,433,628
FEDERAL HOME LOAN MORTGAGE
3.81% of Net Assets
Federal Home Loan Mortgage Corporation	2.500	11/08/2024	Aaa/AA+*/AAA@	1,000,000	1,003,352

					1,003,352

Total Investments (cost $23,955,898) (See (a) below for further explanation) 98.19% of Net Assets					$25,861,348

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,917,831
Unrealized depreciation	(12,381)

Net unrealized appreciation	$1,905,450

Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Government Agencies	Total
Level 1	Quoted Prices
Level 2	Other Significant Observable Inputs	25,861,348	25,861,348
Level 3	Significant Unobservable Inputs		—

$25,861,348

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Taxable Municipal Bonds — 100% of Net Assets
September 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
22.45% of Net Assets
Armstrong School District PA Build America – Series A	7.000%	03/15/2041	AA-*	$750,000	$872,715
Ashland KY Independent School District Build America	6.200	08/01/2029	Aa3	100,000	112,920
Bexar County TX Revenue Venue Project – Series B	6.980	08/15/2032	Aa1/AA+*/A+@	250,000	311,507
Coffee County TN Public Building Authority Build America	7.200	06/01/2044	AA-*	350,000	402,630
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	Aa3/AA-*	40,000	46,787
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa2/AA+*	150,000	166,914
Lincoln AL Build America Recovery Zone Economic Development	6.800	06/01/2040	AA-*	500,000	542,155
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2/AA-*	100,000	132,739
North Fort Bend Water Authority TX Water System Revenue	6.018	12/15/2035	Aa3/AA-*/A+@	250,000	278,158
Scottsboro AL Build America	6.400	11/01/2040	Aa3/AA-*	250,000	282,268
Selma AL Taxable Pension Obligation Warrants	5.820	07/01/2031	AA-*	350,000	390,698

					3,539,491
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
18.56% of Net Assets
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2/AA-*	400,000	491,084
Colorado State Certificates of Participation Build America	6.450	09/15/2039	Aa2/AA-*	50,000	65,612
Denver County Public Schools Certificates of Participation	7.017	12/15/2037	Aa3/A+*	140,000	195,735
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	500,000	597,075
Grand Junction CO Certificates of Participation Build America	7.650	12/01/2040	A+*	50,000	58,724
Las Vegas NV Certificates of Participation	7.800	09/01/2039	Aa3/AA-*/AA-@	60,000	70,519
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa2	750,000	883,793
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA-*	500,000	562,670

					2,925,212
GENERAL OBLIGATION BONDS
15.96% of Net Assets
Circleville OH City School District Build America	6.300	11/01/2040	Aa2	100,000	117,212
East Bethel MN Build America Bonds Utilities – Series B	7.000	02/01/2040	Aa3	250,000	299,592
Edgewood OH City School District Build America	7.500	12/01/2037	Aa3/A+*	100,000	119,773
Jefferson County TN Build America	6.625	06/01/2040	Aa3/A+*	250,000	287,743
Montgomery AL Build America Recovery Zone Economic	5.600	02/01/2035	Aa2/AA+*	200,000	223,136
New York NY Build America	5.968	03/01/2036	Aa2/AA*/AA@	100,000	131,066
Pigeon Forge TN Build America Recovery Zone Economic	7.125	06/01/2040	AA*	300,000	380,772
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*/AA+@	710,000	849,046
Talladega County AL Build America Recovery Zone	5.600	04/01/2040	Aa3	100,000	107,338

					2,515,678
LEASE REVENUE BONDS
15.24% of Net Assets
Buncombe County NC Limited Obligation Build America	6.800	06/01/2030	Aa2/AA+*	250,000	296,395
Downtown Smyrna Development Authority GA	6.900	02/01/2035	Aa2/AA+*	250,000	282,235
KY State Property & Buildings Build America – Series C	5.921	11/01/2030	Aa3/A+*/AA-@	250,000	280,195
Metropolitan Government Nashville & Davidson County TN Build America	7.431	07/01/2043	A1/A*	160,000	201,792
OK Development Finance Authority Lease Revenue Taxable	5.650	06/01/2041	AA*/AA@	410,000	447,527
Omaha NE Sewer Revenue Build America	6.191	12/01/2040	Aa2/AA*	400,000	433,288
West Knox Utilities District Knox County TN Water & Sewer	6.900	06/01/2040	AA+*	400,000	460,352

					2,401,784
MUNICIPAL UTILITY REVENUE BONDS
11.58% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA-*	500,000	580,525
Gainesville FL Utilities System Revenue Build America	6.024	10/01/2040	Aa2/AA*/AA@	250,000	311,250
Heber Light & Power Company UT Electric Revenue Build America	7.000	12/15/2030	Aa3/AA-@	500,000	541,425
Metropolitan Government Nashville & Davidson County TN Water	6.693	07/01/2041	Aa3/AA-*	200,000	281,074
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	111,819

					1,826,093
PUBLIC FACILITIES REVENUE BONDS
6.25% of Net Assets
Dallas Convention Center Hotel Development Corporation	7.088	01/01/2042	A1/A+*	210,000	254,573
Franklin County OH Convention Facilities Authority Build America	6.540	12/01/2036	Aa2/AA*	390,000	474,310
Metro Government Nashville & Davidson County TN Sports	5.231	07/01/2033	Aa2/AA-*	100,000	107,248
Metropolitan Government Nashville & Davidson County TN	6.731	07/01/2043	Aa2/A*	125,000	149,383

					985,514
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.00% of Net Assets
Maine Health & Higher Educational Facilities Authority	6.667	07/01/2039	Aa2	200,000	244,212
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3/AA*	250,000	280,935
University NC Wilmington Revenue Build America	5.870	01/01/2035	A1	100,000	105,854

					631,001

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Taxable Municipal Bonds — 100% of Net Assets
September 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
TURNPIKE ROAD REVENUE
2.27% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800%	07/01/2039	Aa1/AA-*/AA-@	$300,000	$357,711

					357,711
STATE AND LOCAL MORTGAGE REVENUE BONDS
2.02% of Net Assets
Virginia State Housing Development Authority Taxable Rental	5.251	01/01/2039	Aa1/AA+*	300,000	318,144

					318,144

Total Investments (cost $13,664,725) (See (a) below for further explanation) 98.33% of Net Assets					$15,500,628

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
( All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,835,903
Unrealized depreciation	—

Net unrealized appreciation	$1,835,903

Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	15,500,628
Level 3	Significant Unobservable Inputs	—

$15,500,628

Item 2.	Controls and Procedures.

On October 22, 2012 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-Q is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on October 22, 2012 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the first quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:  Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/

Date:  October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  Thomas P. Dupree, Sr., President /s/

Date:  October 22, 2012

By:  Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/

Date:  October 22, 2012